Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2013 and 2012:
	December 31,
	2013	2012
Buildings and building improvements	$651,716	$402,226
Machinery and equipment	538,648	521,888
Office equipment	48,163	46,347
Leasehold improvement	54,926	53,169
Motor vehicles	659,544	641,433
Construction in progress	65,751	-
	2,018,748	1,665,063
Less: accumulated depreciation	(985,670)	(779,094)
	$1,033,078	$885,969

For the years ended December 31, 2013 and 2012, depreciation expenses amounted to $179,857 and $217,090, respectively.